Share-based payment obligation	3 Months Ended
Mar. 31, 2023
Share-based payment obligation
Share-based payment obligation

25.Share-based payment obligation

The total charge to the profit and loss for the three months ended March 31, 2023 was $3.3 million. There have been no changes in the grant or any new forfeitures since December 31, 2022.

March 2023 Valuation assumptions – Omnibus employee share-based payment scheme

The Omnibus options issued were valued at $32.4 million at issue using a share price assumption of $11.39 - $11.55 depending on the grant date. The fair value of the RSUs and PSUs with non-market conditions determined using share price at grant date amounted to $17.4 million and $10.9 million respectively while the fair value of the PSUs with market conditions determined using the Monte Carlo model amounted to $4.1 million. At March 31, 2023 a forfeiture rate of 7% was assumed resulting in an expected charge over the remaining term of the options of $12.2 million. No dividend was taken into account in performing the valuation since IHS Holding Limited has never paid dividends and no dividends are planned to be paid in the near future.